Note 5 - Long-term Bank Loans	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Long-term Debt [Text Block]
5.	Long-Term Bank Loans

Long-term debt represents bank loans of the Company. Outstanding long-term debt as of
December 31, 2019
and
June 30, 2020
is as follows:

Borrower	December 31, 2019	June 30, 2020
Kamsarmax One Shipping Ltd.	10,531,000	10,064,000
Ultra One Shipping Ltd.	14,060,000	13,590,000
Kamsarmax Two Shipping Ltd.	16,000,000	15,200,000
Light Shipping Ltd. / Areti Shipping Ltd. / Pantelis Shipping Corp.	12,200,000	10,800,000
Eirini Shipping Ltd.	4,100,000	3,700,000
	56,891,000	53,354,000
Less: Current portion	(6,924,000)	(5,374,000)
Long-term portion	49,967,000	47,980,000
Deferred charges, current portion	117,706	117,706
Deferred charges, long-term portion	278,160	207,808
Long-term bank loans, current portion net of deferred charges	6,806,294	5,256,294
Long-term bank loans, long-term portion net of deferred charges	49,688,840	47,772,192

The future annual loan repayments, as adjusted pursuant to the supplemental agreement described in Note
10,
are as follows:

To June 30:
2021	5,374,000
2022	15,474,000
2023	21,736,000
2024	940,000
2025	940,000
Thereafter	8,890,000
Total	53,354,000

Details of the loans are discussed in Note
7
of our consolidated financial statements for the year ended
December 31, 2019
included in the
2019
Annual Report.

The Company's bank loans are secured with
one
or more of the following:
•	first priority mortgage over the respective vessels on a joint and several basis.
•	first assignment of earnings and insurance.
•	a corporate guarantee of EuroDry Ltd.
•	a pledge of all the issued shares of each borrower.

The loan agreements also contain covenants such as minimum requirements regarding the security cover ratio (the ratio of fair value of vessel to outstanding loan less cash in retention accounts ranging from
120%
to
130%
), restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e.
not
permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender's prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of the Company's subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to
$3,733,036
and
$3,487,300
as of
December 31, 2019
and
June 30, 2020,
respectively, and are included in "Restricted cash" under "Current assets" and "Long-term assets" in the unaudited condensed consolidated balance sheets. As of
June 30, 2020,
the Company satisfied all its debt covenants.

Interest expense, including loan fee amortization for the
six
-month periods ended
June 30, 2019
and
2020
amounted to
$1,880,548
and
$1,247,821,
respectively.